                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549


                                   Form 13F



                              Form 13F COVER PAGE



Report for the Calendar Year of Quarter Ended:September 30, 2003
                                              ------------------

Check here if Amendment [_]; Amendment Number: ___
This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.
Institutional Investment ManagerFiling this Report:

Name:    Spears Grisanti & Brown LLC
         ---------------------------
Address: 45 Rockefeller Plaza
         ---------------------------
         17th Floor
         ---------------------------
         New York, New York 10111
         ---------------------------

Form 13F File Number: 28-05455
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Christopher C. Grisanti
       -----------------------
Title: Principal
       -----------------------
Phone: (212) 218-5300
       -----------------------

Signature, Place, and Date of Signing:

    /s/ Christopher C.        New York, New York             11/11/03
         Grisanti          ------------------------  ------------------------
 ------------------------
       [Signature]              [City, State]                 [Date]

Report Type (Check only one.):

[X]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:      0
                                        -----------
Form 13F Information Table Entry Total: 112
                                        -----------
Form 13F Information Table Value        $1,005,726
Total:                                  -----------
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

   None.

                          Spears Grisanti & Brown LLC
                          Form 13F Information Table
                   For the quarter ended September 30, 2003

         COLUMN 1           COLUMN 2 COLUMN 3  COLUMN 4 COLUMN 5        COLUMN 6  COLUMN 7       COLUMN 8
--------------------------- -------- --------- -------- ---------      ---------- -------- ---------------------
                                                                                             VOTING AUTHORITY
                            TITLE OF            VALUE             PUT/ INVESTMENT  OTHER   ---------------------
      NAME OF ISSUER         CLASS    CUSIP    (X$1000)   SHRS    CALL DISCRETION MANAGERS   SOLE    SHARED NONE
      --------------        -------- --------- -------- --------- ---- ---------- -------- --------- ------ ----
ABBOTT LABORATORIES          Common  002824100     787      18485         Sole                 18485
ACE LTD                      Common  G0070K103   50588    1529273         Sole               1529273
ALCIDE CORP                  Common  013742507     292      21579         Sole                 21579
ALCOA INC                    Common  013817101    1151      44000         Sole                 44000
ALTRIA GROUP, INC            Common  02209S103   11211     255952         Sole                255952
AMERICAN EXPRESS CO          Common  025816109     460      10200         Sole                 10200
AMERICAN INTL GROUP INC      Common  026874107    8666     150191         Sole                150191
AMGEN INC                    Common  031162100    7786     120670         Sole                120670
AMSOUTH BANCORPORATION       Common  032165102    1192      56157         Sole                 56157
ANHEUSER-BUSCH CO. INC       Common  035229103     464       9400         Sole                  9400
ANNALY MORTGAGE MGMT         Common  035710409    1269      77300         Sole                 77300
ANTHEM INC COM               Common  03674b104   23008     322559         Sole                322559
AOL TIME WARNER INC          Common  00184A105     338      22383         Sole                 22383
ARCHSTONE-SMITH TRUST        Common  039583109    1646      62395         Sole                 62395
AT&T WIRELESS SERVICES INC   Common  00209A106   25694    3141127         Sole               3141127
AUTOMATIC DATA PROCESSING    Common  053015103     334       9314         Sole                  9314
CO
AVALONBAY COMMUNITIES        Common  053484101    1100      23500         Sole                 23500
INC
AVATAR HOLDINGS INC          Common  053494100    2128      66504         Sole                 66504
BANK OF AMERICA CORP         Common  060505104     726       9299         Sole                  9299
BANK OF NEW YORK INC         Common  064057102    2879      98916         Sole                 98916
BARRICK GOLD CORP            Common  067901108   26724    1419247         Sole               1419247
BEAZER HOMES USA INC         Common  07556q105   29316     347350         Sole                347350
BERKSHIRE HATHAWAY CLASS     Common  084670108   16725        223         Sole                   223
A
BERKSHIRE HATHAWAY CLASS     Common  084670207    3417       1369         Sole                  1369
B
BIOGEN INC                   Common  090597105     412      10800         Sole                 10800
BOEING CO.                   Common  097023105     412      12000         Sole                 12000
BP AMOCO PLC SPONS ADR       Common  055622104    1497      35570         Sole                 35570
BURLINGTON NORTHRN SANTA     Common  12189T104   31120    1077925         Sole               1077925
FE CO
CHEVRONTEXACO CORP COM       Common  166764100   32016     448090         Sole                448090
CHUBB CORP                   Common  171232101   18325     282450         Sole                282450
CIT GROUP INC                Common  125581108   14374     499781         Sole                499781
CITIGROUP INC                Common  172967101     304       6673         Sole                  6673
COCA COLA CO                 Common  191216100     292       6791         Sole                  6791
CONOCOPHILLIPS               Common  20825c104   14935     272777         Sole                272777
CONSOL ENERGY INC            Common  20854p109     191      10300         Sole                 10300
COUSINS PROPERTIES           Common  222795106     871      31400         Sole                 31400
COX COMMUNICATIONS INC       Common  224044107     263       8328         Sole                  8328
NEW
CURAGEN CORP                 Common  23126r101    6663    1324647         Sole               1324647
CVS CORP                     Common  126650100   38261    1231850         Sole               1231850
DOMINION RESOURCES INC VA    Common  25746U109     293       4740         Sole                  4740
DOW CHEMICAL CO              Common  260543103   21697     666786         Sole                666786
DU PONT E I DE NEMOURS & CO  Common  263534109     228       5706         Sole                  5706
EMC CORP MASS                Common  268648102    1311     103791         Sole                103791
ENCANA CORP                  Common  292505104   35374     972338         Sole                972338
EQUITY RESIDENTIAL           Common  29476L107    6628     226364         Sole                226364
EXXON MOBIL CORPORATION      Common  30231G102     894      24428         Sole                 24428
FAUQUIER BANKSHARES COM      Common  312059108     329      18000         Sole                 18000
FEDERAL NATL MORTGAGE        Common  313586109   48716     693959         Sole                693959
ASSN
FIRST DATA CORP              Common  319963104     627      15700         Sole                 15700
FOSTER (LB) CO--CL A         Common  350060109     107      19000         Sole                 19000
FREDDIE MAC                  Common  313400301   21904     418409         Sole                418409
FREEPORT MCMORAN COPPER      Common  35671d857     232       7000         Sole                  7000
GOLD
GANNETT CO                   Common  364730101    6075      78332         Sole                 78332
GENERAL DYNAMICS CORP        Common  369550108    6670      85450         Sole                 85450
COM
GENERAL ELECTRIC CO          Common  369604103    1886      63282         Sole                 63282
GLAXOSMITHKLINE PLC-ADR      Common  37733W105    3700      87255         Sole                 87255
GOLDCORP INC                 Common  380956409    2756     197400         Sole                197400
HEWLETT-PACKARD CO           Common  428236103     394      20334         Sole                 20334
HOME DEPOT INC               Common  437076102     591      18555         Sole                 18555
HONEYWELL INTERNATIONAL      Common  438516106    8965  340230.83         Sole             340230.83
INC.
HSBC HLDGS PLC SPON ADR      ADR     404280406     404       6117         Sole                  6117
NEW
INTEL CORP                   Common  458140100    2158      78418         Sole                 78418
INTERSTATE BAKERIES          Common  46072H108     504      33600         Sole                 33600
INTL BUSINESS MACHINES       Common  459200101     915      10355         Sole                 10355
CORP
JANUS CAPITAL GROUP INC      Common  47102x105     149      10700         Sole                 10700
JAVO BEVERAGE CO             Common  47189r104       2      10000         Sole                 10000
JOHNSON & JOHNSON            Common  478160104   40679     821459         Sole                821459
JP MORGAN CHASE & CO.        Common  46625H100    3762     109597         Sole                109597
KEYCORP NEW                  Common  493267108   10081     394240         Sole                394240
LABORATORY CRP OF AMER       Common  50540r409   32183    1121347         Sole               1121347
HLDGS
LILLY ELI & CO.              Common  532457108    1031      17364         Sole                 17364
MARKEL CORP                  Common  570535104     615       2303         Sole                  2303
MASSEY ENERGY GROUP          Common  576206106     823      61900         Sole                 61900
MBNA CORP                    Common  55262L100   38830    1703050         Sole               1703050
MERCK & CO INC               Common  589331107    2799      55287         Sole                 55287
MICROSOFT CORP               Common  594918104   15762     566968         Sole                566968
NAVISTAR INTL                Common  63934E108     576      15450         Sole                 15450
NESTLE SA SPONSORED ADR      Common  641069406     461       8000         Sole                  8000
REPSTG
NEWMONT MINING CORP COM      Common  651639106    3021      77275         Sole                 77275
PACIFIC RIM MINING CORP      Common  694915208     107     150000         Sole                150000
PEABODY ENERGY CORP          Common  704549104   37209    1186126         Sole               1186126
PENN VIRGINIA RESOURCE       Common  707884102     368      12300         Sole                 12300
PARTN
PEPSICO INC                  Common  713448108     275       6000         Sole                  6000
PFIZER INC                   Common  717081103    1044      34350         Sole                 34350
PREMCOR INC                  Common  74045q104   32167    1388296         Sole               1388296
PROCTER & GAMBLE CO          Common  742718109     482       5190         Sole                  5190
PULTE HOMES INC COM          Common  745867101   36121     531113         Sole                531113
RENAISSANCERE HOLDINGS       Common  G7496G103    9785     214436         Sole                214436
LTD
SAFECO CORP                  Common  786429100   35141     994100         Sole                994100
SARA LEE CORP                Common  803111103     235      12800         Sole                 12800
SCHERING PLOUGH CORP         Common  806605101     198      13017         Sole                 13017
SHURGARD STORAGE             Common  82567d104    2838      80400         Sole                 80400
CENTERS--A
STRYKER CORP                 Common  863667101     842      11180         Sole                 11180
SUMMIT PROPERTIES INC        Common  866239106     300      13200         Sole                 13200
SUNTRUST BANKS INC           Common  867914103     513       8500         Sole                  8500
TEAM AMERICA INC             Common  87816f107      52     100000         Sole                100000
TEEKAY SHIPPING              Common  Y8564W103   28762     679962         Sole                679962
CORPORATION
TRANSOCEAN SEDCO FOREX       Common  G90078109   19512     975600         Sole                975600
ORD
TRAVELERS PROPERTY           Common  89420G109   30773    1937816         Sole               1937816
CASUALTY--
TRAVELERS PROPERTY           Common  89420G406    1531      96414         Sole                 96414
CASUALTY--
TRIAD HOSPITALS INC          Common  89579k109     279       9200         Sole                  9200
UNITEDHEALTH GROUP INC       Common  91324P102   32545     646768         Sole                646768
UNITEDHEALTH GROUP INC-      Common  910581108     403       8000         Sole                  8000
Restric
VASOGEN INC.                 Common  92232f103     111      20000         Sole                 20000
VERIZON COMMUNICATIONS       Common  92343V104     431      13290         Sole                 13290
WACHOVIA CORPORATION         Common  929903102     944      22919         Sole                 22919
WALT DISNEY CO.              Common  254687106   28083    1392305         Sole               1392305
WASHINGTON POST CO CL B      Common  939640108    1131       1700         Sole                  1700
WELLS FARGO & CO             Common  949746101     371       7200         Sole                  7200
WESTMORELAND COAL CO         Common  960878106     508      36200         Sole                 36200
ZENITH NATIONAL INSURANCE    Common  989390109     696      25000         Sole                 25000
CP
REPORT SUMMARY                  112            1005726